Income Tax (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Income Tax [Abstract]
Income tax expense	$ 46,979	$ 59,068
Profit before income tax	$ 115,359	$ 189,408